February 27, 2026

VIA ELECTRONIC FILING
Securities and Exchange Commission 100 F Street, N.E.
Washington, D.C. 20549
Attention: Division of Investment Management

RE: iShares Managed Futures Active ETF, a series of BlackRock ETF Trust

Post-Effective Amendment No. 159 to the Registration Statement on Form N-1A

(Securities Act File No. 333-228832, Investment Company Act File No. 811-23402)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock ETF Trust (the “Registrant”), on behalf of its series, iShares Managed Futures Active ETF (the “Fund”), hereby certifies that:

(1)

the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 159 to the Registration Statement on Form N-1A of the Registrant under the 1933 Act with respect to the Fund; and

(2)

the text of Post-Effective Amendment No. 159 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund was filed electronically with the Securities and Exchange Commission on February 24, 2026.

Sincerely,

   BlackRock ETF Trust

/s/ Janey Ahn
Janey Ahn
Secretary of the Registrant